Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (16.4%)
$60,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	12/20/23	5.300	$51,106,565
76,000	BNP Paribas SA, Commodity Index Linked Bank Guaranteed Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(3)	(A+, Aa3)	08/14/23	5.430	59,393,469
55,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, Aa2)	12/15/23	5.330	48,804,754
49,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	06/17/24	5.330	56,802,989
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $240,000,000)					216,107,777

UNITED STATES AGENCY OBLIGATIONS (24.2%)
10,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.130% (3)	(AA+, Aaa)	01/28/25	5.430	10,404,896
5,600	Federal Farm Credit Banks Funding Corp.	(AA+, Aaa)	09/01/23	0.300	5,576,385
17,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.025% (3)	(AA+, Aaa)	09/27/23	5.325	17,000,763
8,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.135% (3)	(AA+, Aaa)	11/06/23	5.435	8,001,731
25,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.040% (3)	(AA+, Aaa)	02/05/24	5.340	25,401,978
8,800	Federal Farm Credit Banks Funding Corp., SOFR + 0.040% (3)	(AA+, Aaa)	05/15/24	5.340	8,800,912
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.100% (3)	(AA+, Aaa)	08/08/24	5.400	4,998,017
6,600	Federal Home Loan Bank Discount Notes (4)	(AA+, Aaa)	02/02/24	4.697	6,429,344
16,100	Federal Home Loan Banks, SOFR + 0.140% (3)	(AA+, Aaa)	04/21/25	5.440	16,105,578
14,400	Federal Home Loan Banks, SOFR + 0.160% (3)	(AA+, Aaa)	07/10/25	5.460	14,409,186
12,400	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	12,168,468
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,762,439
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	15,807,481
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	21,968,153
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,360,127
30,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	30,320,520
3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	2,950,991
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,686,137
48,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	47,093,692
17,300	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	17,107,107
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	19,844,873
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $324,412,918)					318,198,778

UNITED STATES TREASURY OBLIGATIONS (56.5%)
23,700	U.S. Treasury Bills (4)	(AA+, Aaa)	09/12/23	5.226	23,555,501
13,000	U.S. Treasury Bills (4)	(AA+, Aaa)	08/01/23	0.000	13,000,000
17,900	U.S. Treasury Bills (4)	(AA+, Aaa)	11/02/23	5.162	17,655,542
37,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169% (3)	(AA+, Aaa)	04/30/25	5.520	37,044,096
37,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125% (3)	(AA+, Aaa)	07/31/25	5.476	37,404,470
165,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.035% (3)	(AA+, Aaa)	10/31/23	5.386	165,046,023
57,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.015% (3)	(AA+, Aaa)	01/31/24	5.336	57,208,695
105,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.075% (3),(5),(6)	(AA+, Aaa)	04/30/24	5.276	104,976,690
158,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037% (3),(5),(6)	(AA+, Aaa)	07/31/24	5.388	158,058,553
45,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140% (3)	(AA+, Aaa)	10/31/24	5.491	45,056,261
46,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200% (3)	(AA+, Aaa)	01/31/25	5.551	46,099,659
10,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/24	3.250	9,779,492
16,200	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	16,077,551
14,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	13,778,516
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $744,936,394)					744,741,049

Shares
SHORT-TERM INVESTMENTS (2.6%)
34,506,540	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26% (Cost $34,506,540)	34,506,540

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2023 (unaudited)

Value
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $1,343,855,852)	$1,313,554,144
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)	3,738,000
NET ASSETS(7) (100.0%)	$1,317,292,144

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 24 physical commodities.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $216,107,777 or 16.4% of net assets.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2023. The rate may be subject to a cap and floor.
(4)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2023.
(5)	At July 31, 2023, $11,897,561 in the value of these securities has been pledged as collateral for open swap contracts.
(6)	At July 31, 2023, $35,007,030 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	As of July 31, 2023, the Credit Suisse Commodity Return Strategies Fund held $172,857,055 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 13.1% of the Fund's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Sep 2023	125	$7,717,969	$(1,070,244)
Corn Futures	USD	Sep 2023	433	10,911,600	(309,416)
Cotton No. 2 Futures	USD	Dec 2023	99	4,193,640	165,077
Soybean Futures	USD	Nov 2023	200	13,317,500	818,009
Soybean Meal Futures	USD	Dec 2023	197	7,799,230	529,511
Soybean Oil Futures	USD	Dec 2023	221	7,954,674	519,033
Sugar No. 11 Futures	USD	Oct 2023	305	8,235,976	(496,568)
Wheat (KC HRW) Futures	USD	Sep 2023	115	4,673,312	(230,491)
Wheat Futures	USD	Sep 2023	192	6,391,200	256,546
					$181,457
Energy
Brent Crude Oil Futures	USD	Nov 2023	227	19,283,650	$1,782,503
Gasoline RBOB Futures	USD	Sep 2023	35	4,256,385	815,698
Gasoline RBOB Futures	USD	Nov 2023	17	1,791,355	300,965
Light Sweet Crude Oil Futures	USD	Dec 2023	1,298	104,294,300	8,692,291
Low Sulphur Gasoil Futures	USD	Sep 2023	62	5,332,000	1,116,113
Low Sulphur Gasoil Futures	USD	Nov 2023	26	2,162,550	270,912
Natural Gas Futures	USD	Sep 2023	623	16,409,820	1,365,944
NY Harbor ULSD Futures	USD	Sep 2023	34	4,263,294	939,191
NY Harbor ULSD Futures	USD	Nov 2023	9	1,097,561	149,461
					$15,433,078
Industrial Metals
LME Lead Future	USD	Dec 2023	43	2,310,444	$(4,943)
LME Lead Futures	USD	Sep 2023	53	2,855,375	78,470
LME Nickel Futures	USD	Sep 2023	64	8,525,568	271,478
LME Nickel Futures	USD	Dec 2023	46	6,191,508	189,303
LME Primary Aluminum Futures	USD	Sep 2023	273	15,479,168	170,348
LME Zinc Futures	USD	Sep 2023	191	12,249,355	(733,033)
					$(28,377)
Livestock
Lean Hogs Futures	USD	Oct 2023	98	3,371,200	$158,781
Lean Hogs Futures	USD	Dec 2023	49	1,515,080	18,540

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2023 (unaudited)

Futures Contracts (continued)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase(continued)
Live Cattle Futures	USD	Oct 2023	132	$9,478,920	$10,590
					$187,911
Precious Metals
Copper Futures	USD	Sep 2023	83	8,316,600	$561,436
Copper Futures	USD	Dec 2023	49	4,930,625	245,113
Gold 100 oz. Futures	USD	Dec 2023	199	39,983,080	735,607
Silver Futures	USD	Sep 2023	98	12,236,280	446,043
					$1,988,199
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Sep 2023	(1,032)	(84,417,600)	$(7,007,657)
Industrial Metals
LME Lead Futures	USD	Sep 2023	(53)	(2,855,375)	$(7,128)
LME Nickel Futures	USD	Sep 2023	(64)	(8,525,568)	(240,604)
LME Primary Aluminum Futures	USD	Sep 2023	(90)	(5,103,022)	(119,227)
LME Zinc Futures	USD	Sep 2023	(93)	(5,964,346)	48,622
					$(318,337)
Total Net Unrealized Appreciation (Depreciation)					$10,436,274

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
USD	$21,584,237	09/06/23	Bank of America	Bloomberg Commodity Index Total Return	5.39%	At Maturity	$—	$(39,280)
USD	59,847,862	09/06/23	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	5.54%	At Maturity	—	(140,021)
USD	75,431,190	09/06/23	Goldman Sachs	Bloomberg Commodity Index Total Return	5.38%	At Maturity	—	(137,169)
USD	33,875,399	09/06/23	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	5.39%	At Maturity	—	(118,039)
USD	48,691,839	09/06/23	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.37%	At Maturity	—	(88,478)
USD	53,602,444	09/06/23	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	5.54%	At Maturity	—	(122,706)
USD	60,693,350	09/06/23	Societe Generale	Societe Generale P04 TR Index(c)	5.54%	At Maturity	—	(156,433)
Total							$—	$(802,126)

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

July 31, 2023 (unaudited)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/23 Value(1)
CBOT Bean Oil DEC 23 Futures	3.12%	51.76	$1,863,036
CBOT Corn DEC 23 Futures	4.32%	100.71	2,583,207
NYMEX WTI Crude Oil SEP 23 Futures	8.72%	63.68	5,209,416
ICE Brent Crude Oil DEC 23 Futures	7.96%	56.30	4,754,854
NYBOT Cotton DEC 23 Futures	1.52%	21.47	909,634
COMEX Gold DEC 23 Futures	16.00%	47.59	9,561,191
COMEX High Grade Copper SEP 23 Futures	5.48%	32.65	3,271,679
NYMEX Heating Oil NOV 23 Futures	2.13%	10.46	1,275,423
NYBOT Coffee SEP 23 Futures	3.06%	29.65	1,830,755
KCBOT Kansas Wheat SEP 23 Futures	1.74%	25.59	1,039,879
LME Aluminium DEC 23 Futures	4.08%	42.29	2,438,577
CME Live Cattle OCT 23 Futures	3.80%	31.64	2,272,418
CME Lean Hogs DEC 23 Futures	1.95%	37.72	1,166,432
LME Lead DEC 23 Futures	0.92%	10.27	551,712
LME Nickel DEC 23 Futures	2.26%	10.02	1,348,891
LME Zinc DEC 23 Futures	2.48%	23.10	1,483,523
NYMEX Nat Gas SEP 23 Futures	6.22%	141.11	3,716,932
ICE Gas Oil NOV 23 Futures	2.77%	19.93	1,657,350
CBOT Soybeans NOV 23 Futures	5.13%	46.01	3,063,540
NYBOT Sugar OCT 23 Futures	3.32%	73.39	1,981,863
COMEX Silver SEP 23 Futures	4.81%	23.00	2,872,255
CBOT Soy Meal DEC 23 Futures	2.86%	43.18	1,709,564
CBOT Wheat SEP 23 Futures	2.53%	45.38	1,510,562
NYMEX Unleaded Gasoline NOV 23 Futures	2.81%	15.96	1,681,392

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2023.

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/23 Value(1)
CBOT Bean Oil DEC 23 Futures	3.13%	46.47	$1,672,687
CBOT Corn DEC 23 Futures	4.33%	90.42	2,319,277
NYMEX WTI Crude Oil DEC 23 Futures	8.66%	57.70	4,636,185
NYBOT Cotton DEC 23 Futures	1.53%	19.28	816,695
COMEX Gold DEC 23 Futures	16.04%	42.73	8,585,407
COMEX High Grade Copper SEP 23 Futures	5.49%	29.32	2,937,407
NYMEX Heating Oil NOV 23 Futures	2.13%	9.35	1,139,716
NYBOT Coffee SEP 23 Futures	3.07%	26.62	1,643,705
KCBOT Kansas Wheat SEP 23 Futures	1.74%	22.97	933,634
CME Live Cattle OCT 23 Futures	3.81%	28.41	2,040,242
ICE Brent Crude Oil NOV 23 Futures	7.93%	49.99	4,246,658
ICE Gas Oil NOV 23 Futures	2.76%	17.73	1,475,049
CME Lean Hogs OCT 23 Futures	1.90%	29.54	1,016,055
LME Aluminium DEC 23 Futures	4.09%	37.97	2,189,023
LME Nickel DEC 23 Futures	2.26%	9.00	1,211,392
LME Lead DEC 23 Futures	0.92%	9.19	493,874
LME Zinc DEC 23 Futures	2.49%	20.73	1,331,825
NYMEX Nat Gas SEP 23 Futures	6.24%	126.70	3,337,168
NYMEX Unleaded Gasoline NOV 23 Futures	2.79%	14.17	1,493,239
CBOT Soybeans NOV 23 Futures	5.14%	41.31	2,750,534
NYBOT Sugar OCT 23 Futures	3.32%	65.89	1,779,373
COMEX Silver DEC 23 Futures	4.82%	20.37	2,580,895
CBOT Soy Meal DEC 23 Futures	2.87%	38.77	1,534,895
CBOT Wheat SEP 23 Futures	2.53%	40.74	1,356,226

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2023.

(c)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/23 Value(1)
LME Aluminium SEP 23 Futures	4.10%	43.81	$2,483,937
ICE Brent Crude Oil NOV 23 Futures	7.94%	56.63	4,810,355
CBOT Bean Oil DEC 23 Futures	3.13%	52.68	1,896,273
NYMEX WTI Crude Oil NOV 23 Futures	8.69%	65.13	5,264,734
NYBOT Coffee SEP 23 Futures	3.07%	30.12	1,859,923
CBOT Corn DEC 23 Futures	4.34%	102.51	2,629,338
NYBOT Cotton DEC 23 Futures	1.53%	21.88	926,932
COMEX High Grade Copper DEC 23 Futures	5.49%	33.05	3,326,052
ICE Gas Oil NOV 23 Futures	2.76%	20.10	1,672,113
NYMEX Heating Oil NOV 23 Futures	2.13%	10.58	1,290,435
CME Live Cattle OCT 23 Futures	3.81%	32.14	2,308,243
CME Lean Hogs OCT 23 Futures	1.90%	33.46	1,151,093
NYMEX Nat Gas NOV 23 Futures	6.16%	118.74	3,731,963
LME Nickel SEP 23 Futures	2.27%	10.32	1,375,253
LME Lead SEP 23 Futures	0.93%	10.46	563,430
NYMEX Unleaded Gasoline NOV 23 Futures	2.79%	16.04	1,690,289
CBOT Soy Meal DEC 23 Futures	2.87%	43.92	1,738,756
CBOT Soybeans NOV 23 Futures	5.14%	46.77	3,114,008
NYBOT Sugar OCT 23 Futures	3.33%	74.71	2,017,441
KCBOT Kansas Wheat SEP 23 Futures	1.75%	26.09	1,060,217
CBOT Wheat SEP 23 Futures	2.54%	46.23	1,538,829
COMEX Silver SEP 23 Futures	4.82%	23.39	2,920,140
COMEX Gold DEC 23 Futures	16.05%	48.40	9,723,703
LME Zinc SEP 23 Futures	2.49%	23.52	1,508,537

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2023.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$216,107,777	$—	$216,107,777
United States Agency Obligations	—	318,198,778	—	318,198,778
United States Treasury Obligations	—	744,741,049	—	744,741,049
Short-term Investments	34,506,540	—	—	34,506,540
	$34,506,540	$1,279,047,604	$—	$1,313,554,144

Other Financial Instruments*
Futures Contracts	$20,655,585	$—	$—	$20,655,585

Liabilities
Other Financial Instruments*
Futures Contracts	$10,219,311	$—	$—	$10,219,311
Swap Contracts	—	802,126	—	802,126
	$10,219,311	$802,126	$—	$11,021,437

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.